Other Commitments and Contingencies - Pledged Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Book value of vessels secured against loans	$ 1,091,145	$ 1,115,500